Nature and extent of risk arising from financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Nature and extent of risk arising from financial instruments

22. Nature and extent of risk arising from financial instruments

Risk management policy

In the normal course of business, the Company is exposed to financial risk that arises from a number of sources. Management’s involvement in operations helps identify risks and variations from expectations. As a part of the overall operation of the Company, Management takes steps to avoid undue concentrations of risk. The Company manages these risks as follows:

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counter‑party to a financial instrument fails to meet its contractual obligations and arises primarily from the Company’s loans receivable. The maximum amount of credit risk exposure is limited to accounts receivable, brokerage firm receivables and the gross carrying amount of the loans receivable disclosed in these consolidated financial statements.

The Company acts as a lender of unsecured consumer loans and lines of credit and has little concentration of credit risk with any particular individual, company or other entity, relating to these services. However, the credit risk relates to the possibility of default of payment on the Company’s loans receivable. The Company performs on‑going credit evaluations, monitors aging of the loan portfolio, monitors payment history of individual loans, and maintains an allowance for loan loss to mitigate this risk.

The credit risk decisions on the Company’s loans receivable are made in accordance with the Company’s credit policies and lending practices, which are overseen by the Company’s senior management. Credit quality of the customer is assessed based on a credit rating scorecard and individual credit limits are defined in accordance with this assessment. The consumer loans receivable is unsecured. The Company develops underwriting models based on the historical performance of groups of customer loans which guide its lending decisions. To the extent that such historical data used to develop its underwriting models is not representative or predictive of current loan book performance, the Company could suffer increased loan losses.

The Company cannot guarantee that delinquency and loss levels will correspond with the historical levels experienced and there is a risk that delinquency and loss rates could increase significantly.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third-party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of controls, cash balances and operating results. The Company’s principal sources of cash are funds from operations, which the Company believes will be sufficient to cover its normal operating and capital expenditures.

The Company’s accounts payable and accruals are substantially due within 12 months. The maturity schedule of the Company’s credit facility and debentures are described below. Management’s intention is to continue to refinance any outstanding amounts owing under the credit facility and debentures, in each case as they become due and payable. The debentures are subordinated to the credit facility which has the effect of extending the maturity date of the debentures to the later of contractual maturity or the maturity date of credit facility. See Note 10 and 11 for further details.

22. Nature and extent of risk arising from financial instruments (Continued from previous page)

The following table summarizes our commitments as at December 31, 2025:

	2026	2027	2028	2029
Commitments - operational
Lease payments	1,085	605		—
Accounts payable	3,352	—	—	—
Accruals and other	12,946	—	—	—
Other purchase obligations	584	642	221	—
Interest – Credit facility (Note 10)	5,757	5,757	5,757	32
Interest – Debentures (Note 11)(1)	2,607	2,418	2,212	519
	26,331	9,422	8,190	551
Commitments – principal repayments
Credit facility (Note 10)	—	—	—	51,713
Debentures (Note 11) (1)	2,249	2,434	2,635	25,367
	2,249	2,434	2,635	77,080
Total contractual obligations	28,580	11,856	10,825	77,631

(1) The debenture repayments are payable in either cash or Common Shares at Orion Digital's option. The number of Common Shares required to settle the principal repayments is variable based on the Company's share price at the repayment date.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments that could be affected by market risk include cash, investment portfolio, credit facilities, debentures, derivative financial assets and derivative financial liabilities.

Interest rate risk

Changes in market interest rates may have an effect on the cash flows associated with some financial assets and liabilities, known as cash flow risk, and on the fair value of other financial assets or liabilities, known as price risk. The Company is exposed to interest rate risk primarily relating to its credit facility that bears interest fluctuating with the Secured Overnight Financing Rate (“SOFR”). The credit facility does not have a SOFR floor. As at December 31, 2025, SOFR is 3.87% (December 31, 2024 – 4.49%). For the year ended December 31, 2025, a 100-basis point change in SOFR would increase or decrease credit facility interest expense by $455 (December 31, 2024 – $315). The debentures have fixed rates of interest and are not subject to variability in cash flows due to interest rate risk.

22. Nature and extent of risk arising from financial instruments (Continued from previous page)

Currency risk

Currency risk is the risk that changes in foreign exchange rates may have an effect on future cash flows associated with financial instruments. The Company is primarily exposed to foreign currency risk on the following financial instruments denominated in U.S. dollars. As at December 31, 2025, a 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $244 (December 31, 2024 – $166).

	As at
($000 USD)	December 31, 2025	December 31, 2024
Cash	180	39
Marketable securities	2,124	83
Investment portfolio	4,554	5,755
Debentures	(3,298)	(3,574)

Other price risk

Other market price risk is the risk that the fair value of the financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risks or currency risk), whether caused by factors specific to an individual investment or its issuers or factors affecting all instruments traded in the market. The investment portfolio comprises of non-listed closely held equity instruments which have minimal exposure to market prices. The valuation of the investment portfolio is conducted on a quarterly basis.